Subsequent Events (Details) - CAD ($)						9 Months Ended
	Nov. 15, 2024	Aug. 19, 2024	Aug. 15, 2024	Aug. 14, 2024	Jul. 05, 2024	Jun. 30, 2024
Subsequent Events [Line Items]
Additional equity capital				$ 35
Amendments to the credit facility						$ 6,000,000
Unencumbered cash balance						5,000,000
Desjardins [Member]
Subsequent Events [Line Items]
Company fee						$ 75,000
DE-SPAC [Member]
Subsequent Events [Line Items]
Cash requirement				250,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Cash requirement				5,000,000
Equity investment	$ 1,000		$ 1,000,000
Gross proceeds amount	35,000,000
Company fee					$ 125,000
Aggregate of principal amount				9,000,000
Unencumbered cash balance				$ 250,000
Cash covenant		$ 250,000
Subsequent Events [Member] | Short-Term [Member]
Subsequent Events [Line Items]
Equity investment	5,000,000
Gross proceeds amount	5
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Gross proceeds amount	$ 35,000,000
Subsequent Events [Member] | Tranche A [Member]
Subsequent Events [Line Items]
Amendments to the credit facility		6,000,000
Subsequent Events [Member] | Tranche B [Member]
Subsequent Events [Line Items]
Amendments to the credit facility		$ 3,000,000